Equity-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2020	3,339,036
Granted	2,612,488
Vested	(1,127,852)
Forfeited/Cancelled	(7,132)
Outstanding at December 31, 2021	4,816,540